Right-of-use Assets (Details) - Schedule of right-of-use assets - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Right-of-use Assets (Details) - Schedule of right-of-use assets [Line Items]
Beginning Balance	$ 324,070	$ 1,908,877
Additions		432,335
Amortization	(205,424)	(88,764)
Amortization — Bophelo		(55,041)
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.		(1,745,205)
Movement in exchange rates	3,336	(128,132)
Ending Balance	121,982	324,070
Land Lease [Member]
Right-of-use Assets (Details) - Schedule of right-of-use assets [Line Items]
Beginning Balance		1,908,877
Additions
Amortization
Amortization — Bophelo		(55,041)
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.		(1,745,205)
Movement in exchange rates		(108,631)
Ending Balance
Office Lease [Member]
Right-of-use Assets (Details) - Schedule of right-of-use assets [Line Items]
Beginning Balance	324,070
Additions		432,335
Amortization	(205,424)	(88,764)
Amortization — Bophelo
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.
Movement in exchange rates	3,336	(19,501)
Ending Balance	$ 121,982	$ 324,070